Note 2 - Investment Securities - Amortized Cost and Fair Value on Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available for sale, amortized cost	$ 213,570	$ 242,461
Available for sale, gross unrealized gains	2	0
Available for sale, gross unrealized losses	35,777	41,139
Available for sale, estimated fair value	177,795	201,322
Collateralized Mortgage-Backed Securities [Member]
Available for sale, amortized cost	94,255	107,055
Available for sale, gross unrealized gains	0	0
Available for sale, gross unrealized losses	9,883	10,083
Available for sale, estimated fair value	84,372	96,972
US States and Political Subdivisions Debt Securities [Member]
Available for sale, amortized cost	118,815	134,906
Available for sale, gross unrealized gains	2	0
Available for sale, gross unrealized losses	25,839	30,993
Available for sale, estimated fair value	92,978	103,913
Other Debt Obligations [Member]
Available for sale, amortized cost	500	500
Available for sale, gross unrealized gains	0	0
Available for sale, gross unrealized losses	55	63
Available for sale, estimated fair value	$ 445	$ 437